CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities:
Net income	$ 5,835	$ 5,096	$ 6,645
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	971	1,067	1,071
Net amortization of securities	1,059	666	280
Proceeds from sale of loans in secondary market	13,637	16,825	57,815
Loans disbursed for sale in secondary market	(13,251)	(16,463)	(57,057)
Amortization of mortgage servicing rights	121	122	129
(Recovery) Impairment of mortgage servicing rights	(33)	30	91
Gain on sale of loans	(474)	(514)	(978)
Deferred tax (benefit) expense	340	(462)	(2)
Provision for loan losses	4,896	5,871	3,212
Common stock issued to ESOP	496	315	22
Earnings on bank owned life insurance and annuity assets	(725)	(741)	(1,311)
(Gain) loss on sale of other real estate owned	1,224	177	(38)
Change in accrued income receivable	(168)	192	276
Change in accrued liabilities	1,397	(718)	(1,374)
Change in other assets	857	866	(3,853)
Net cash provided by operating activities	16,182	12,329	4,928
Cash flows from investing activities:
Proceeds from maturities of securities available for sale	43,193	65,698	41,099
Purchases of securities available for sale	(43,007)	(69,014)	(49,922)
Proceeds from maturities of securities held to maturity	1,449	3,523	1,858
Purchases of securities held to maturity	(2,068)	(9,126)	(1,470)
Net change in loans	34,243	4,829	(25,527)
Proceeds from sale of other real estate owned	756	1,511	1,050
Purchases of premises and equipment	(449)	(673)	(971)
Proceeds from bank owned life insurance	0	0	1,034
Purchases of bank owned life insurance and annuity assets	(2,611)	(286)	(304)
Net cash used in investing activities	31,506	(3,538)	(33,153)
Cash flows from financing activities:
Change in deposits	(6,895)	47,137	55,283
Cash dividends	(3,360)	(3,347)	(3,186)
Change in securities sold under agreements to repurchase	(38,107)	6,466	7,571
Proceeds from Federal Home Loan Bank borrowings	703	11,475	6,050
Repayment of Federal Home Loan Bank borrowings	(7,562)	(26,278)	(16,005)
Change in other short-term borrowings	(588)	(163)	(24,110)
Net cash provided by (used in) financing activities	(55,809)	35,290	25,603
Cash and cash equivalents:
Change in cash and cash equivalents	(8,121)	44,081	(2,622)
Cash and cash equivalents at beginning of year	59,751	15,670	18,292
Cash and cash equivalents at end of year	51,630	59,751	15,670
Supplemental disclosure:
Cash paid for interest	10,875	15,022	17,791
Cash paid for income taxes	445	2,016	2,730
Non-cash transfers from loans to other real estate owned	1,833	522	1,749
Other real estate owned sales financed by the Bank	$ 344	$ 159	$ 723